Schedule of Investments(a)
May 31, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests–99.03%
Apartments–11.07%
Apartment Investment & Management Co., Class A	1,189,295	$43,849,307
AvalonBay Communities, Inc.	173,770	27,109,858
Equity Residential	588,044	35,611,944
Mid-America Apartment Communities, Inc.	300,700	34,989,452
UDR, Inc.	1,915,260	70,826,315
		212,386,876
Data Centers–11.68%
CoreSite Realty Corp.	189,378	23,638,162
CyrusOne, Inc.	407,514	30,294,591
Digital Realty Trust, Inc.	393,466	56,485,979
Equinix, Inc.	132,952	92,751,304
QTS Realty Trust, Inc., Class A	304,819	20,910,583
		224,080,619
Diversified–2.93%
American Assets Trust, Inc.	392,147	10,262,487
BGP Holdings PLC(b)(c)(d)	3,547,941	0
VEREIT, Inc.	8,364,886	45,839,575
		56,102,062
Free Standing–4.36%
Agree Realty Corp.	480,715	30,174,481
Essential Properties Realty Trust, Inc.	1,080,638	14,739,902
National Retail Properties, Inc.	1,231,071	38,643,319
		83,557,702
Health Care–9.36%
CareTrust REIT, Inc.	529,055	9,856,295
Healthcare Realty Trust, Inc.	677,973	20,813,771
Healthcare Trust of America, Inc., Class A	728,352	19,279,477
Healthpeak Properties, Inc.	2,297,766	56,616,954
Omega Healthcare Investors, Inc.	149,835	4,665,862
Ventas, Inc.	1,955,202	68,334,310
		179,566,669
Industrial–8.26%
Americold Realty Trust	364,122	13,002,797
Duke Realty Corp.	752,694	25,952,889
Exeter Industrial Value Fund L.P., (Acquired 11/06/2007-04/18/2011; Cost $3,554,748)(b)(c)(d)(e)	4,185,000	258,440
Prologis, Inc.	933,758	85,438,857
Rexford Industrial Realty, Inc.	238,642	9,497,952
	Shares	Value
Industrial–(continued)
STAG Industrial, Inc.	902,591	$24,279,698
		158,430,633
Infrastructure REITs–25.24%
American Tower Corp.	1,101,840	284,462,033
Crown Castle International Corp.	1,127,112	194,043,602
SBA Communications Corp., Class A	17,708	5,562,614
		484,068,249
Lodging Resorts–4.73%
Apple Hospitality REIT, Inc.	2,094,340	21,383,211
DiamondRock Hospitality Co.	2,696,602	16,152,646
Pebblebrook Hotel Trust	1,449,694	19,802,820
RLJ Lodging Trust	1,915,973	19,753,682
Sunstone Hotel Investors, Inc.	1,532,396	13,561,705
		90,654,064
Manufactured Homes–2.83%
Equity LifeStyle Properties, Inc.	457,007	28,471,536
Sun Communities, Inc.	187,386	25,707,485
		54,179,021
Office–2.54%
Alexandria Real Estate Equities, Inc.	14,172	2,178,520
Boston Properties, Inc.	271,224	23,319,840
Hudson Pacific Properties, Inc.	391,431	9,460,887
Kilroy Realty Corp.	241,749	13,808,703
		48,767,950
Self Storage–1.09%
Extra Space Storage, Inc.	216,578	20,953,921
Shopping Centers–3.60%
Federal Realty Investment Trust	271,295	21,679,184
Kimco Realty Corp.	2,160,654	24,004,866
Regency Centers Corp.	405,555	17,353,698
Retail Opportunity Investments Corp.	632,530	5,939,457
		68,977,205
Single Family Homes–4.85%
American Homes 4 Rent, Class A	696,077	17,568,983
Invitation Homes, Inc.	2,868,056	75,429,873
		92,998,856
Specialty–3.87%
CubeSmart	502,163	14,291,559
Gaming and Leisure Properties, Inc.	1,194,760	41,267,010
VICI Properties, Inc.	952,577	18,689,561
		74,248,130
Timber REITs–2.62%
Weyerhaeuser Co.	2,489,539	50,263,792
Total Common Stocks & Other Equity Interests (Cost $1,593,062,375)		1,899,235,749

See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

	Shares	Value
Money Market Funds–0.94%
Invesco Government & Agency Portfolio, Institutional Class, 0.11%(f)(g)	3,775,136	$3,775,136
Invesco Liquid Assets Portfolio, Institutional Class, 0.43%(f)(g)	9,851,822	9,860,689
Invesco Treasury Portfolio, Institutional Class, 0.08%(f)(g)	4,314,441	4,314,441
Total Money Market Funds (Cost $17,943,629)		17,950,266
TOTAL INVESTMENTS IN SECURITIES–99.97% (Cost $1,611,006,004)		1,917,186,015
OTHER ASSETS LESS LIABILITIES–0.03%		588,012
NET ASSETS–100.00%		$1,917,774,027
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts ("NAREIT") Equity REITs Index, which is exclusively owned by NAREIT.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $258,440, which represented less than 1% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund L.P.	$315,000	1.26%

(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2020.

	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,694,798	$91,630,307	$(94,549,969)	$-	$-	$3,775,136	$9,831
Invesco Liquid Assets Portfolio, Institutional Class	4,402,318	43,919,834	(38,468,239)	6,026	750	9,860,689	11,286
Invesco Treasury Portfolio, Institutional Class	7,651,197	52,142,367	(55,479,123)	-	-	4,314,441	5,817
Total	$18,748,313	$187,692,508	$(188,497,331)	$6,026	$750	$17,950,266	$26,934

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,898,977,309	$—	$258,440	$1,899,235,749
Money Market Funds	17,950,266	—	—	17,950,266
Total Investments	$1,916,927,575	$—	$258,440	$1,917,186,015
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Real Estate Fund